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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22359

Papp Investment Trust

(Exact name of registrant as specified in charter)

2201 E. Camelback Road #227B Phoenix, Arizona	85016
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (602) 956-0980

Date of fiscal year end:         November 30, 2011

Date of reporting period:       May 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Papp Investment Trust Papp Small & Mid-Cap Growth Fund

Semi-Annual Report
May 31, 2011 (Unaudited)

Investment Adviser
L. Roy Papp & Associates, LLP
Phoenix, AZ

Papp Investment Trust

Papp Small & Mid-Cap Growth Fund
Semi-Annual Report as of May 31, 2011

Dear Fellow Shareholders,

This report will summarize the results for the Papp Small & Mid-Cap Growth Fund  (the “Fund”) for the six months ended May 31, 2011.  The stock market was very strong during the past six months.  The Fund’s benchmark for comparison is the Russell Mid-Cap Growth Index (the “Index”), which produced a total return of 18.31%.  By comparison, the Fund was up 15.75%.  While we are working hard to try and beat the Index over any and all time periods, we are still pleased to be up 15.75% in six months even though we trailed the benchmark slightly.  Since the inception of the Fund on March 8, 2010, we have enjoyed a total return of 35.20% as compared to 34.19% for the benchmark over approximately 15 months.  Almost all of the companies held by the Fund are established businesses with a consistent track record of earnings growth and with very strong balance sheets.  In general, these types of stocks will typically underperform a little bit in very strong markets and tend to hold up better than the benchmark during weak periods for the market.  All in all, we remain very pleased with the Fund’s  absolute  and  relative performance compared to our benchmark.

Towards the end of this six month period and continuing into June, the markets have weakened based on fears of a possible default in Greece, uncertainty about the impact of the termination of Quantitative Easing Part 2, and concerns surrounding the debate in Washington about increasing the national debt limit.  Hopefully we will get closure on these three issues over the next few months, which should comfort the market.  Broad economic data here in the US, including monthly employment figures, purchasing managers’ reports, and retail sales have shown some weakness over the past three months.  We think this may be due to the surge in oil prices, inflation in food and other items that may have concerned consumers earlier this year and the disaster in Japan.  Now that oil prices have abated some, and the Japanese recovery is under way, we expect economic growth to improve over the second half of 2011.

Small and mid-cap stocks performed well compared to larger stocks during the six months ended May 31, 2011.  Most of the companies held by the Fund are experiencing earnings growth in line with, or slightly ahead of, our expectations and those of Wall Street analysts.  Prospects for the future for our companies look promising and as a result we’ve made only minor fine tuning changes to the portfolio as cash has been received over the past six months.

The Fund remains nearly fully invested with 98% of its assets in stocks as of May 31, 2011.  We are fairly well diversified across 35 individual holdings.  Some of the best performing stocks in the Fund over the past six months include companies in Information Technology and Health Care sectors.  The Information Technology standouts include Informatica Corp., which integrates disparate computer software systems for large and small corporations, Factset Research Systems, Inc., which supplies investment data to hedge funds, investment bankers, and brokers and Nuance Communications, Inc., which provides leading voice recognition software.  Health Care was led by Techne Corp., which makes complex proteins for the bio-tech industry, C.R. Bard, Inc., which is a niche medical products supplier of catheters and other disposable products and PAREXEL

International Corp. which is a contract research organization doing clinical trials and other work for drug companies.  Some of our weaker performers include Federated Investors, Inc., which manages money market funds and other mutual funds and State Street Corp., which is a financial services provider.  We also experienced weakness in Forest Oil Corp. due to relatively weak natural gas prices and O’Reilly Automotive, Inc., an auto parts retailer, which lagged due to concerns about improved new car sales.  We remain confident in our line-up of holdings.

We expect the US economy to start growing a little faster during the second half of the year.  We also expect that the Greek debt problem and other continued stress within Europe will make it hard for European businesses to grow as fast as Asian or US businesses over the next several quarters.  Some of the Fund’s portfolio companies have exposure to Europe, however we believe their growing businesses in Asia-Pacific and other emerging economies should offset the weakness that we expect in Europe.

All of us here at L. Roy Papp & Associates were heartened to see the total assets of the Fund close on May 31, 2011 at just over $12 million.  We have been encouraged by the strong and consistent positive cash flow into the Fund since inception.  We appreciate the confidence of our investors and we will continue to work hard to identify investment opportunities for our Fund.  If you have any questions about the Fund, we would be happy to have you call us at 1-800-421-0131.

Warmest Regards,

L. Roy Papp	Rosellen Papp
Co-Manager	Co-Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Performance current through the most recent month end is available by calling 1-877-370-7277.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-877-370-7277 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

PAPP SMALL & MID-CAP GROWTH FUND
PORTFOLIO INFORMATION
May 31, 2011 (Unaudited)

Top 10 Equity Holdings

Security Description	% of Net Assets
Informatica Corp.	5.0%
Coach, Inc.	4.8%
Gardner Denver, Inc.	4.6%
C.R. Bard, Inc.	4.4%
Nuance Communications, Inc.	4.3%
Mettler-Toledo International, Inc.	4.2%
PetSmart, Inc.	4.0%
MICROS Systems, Inc.	4.0%
O'Reilly Automotive, Inc.	4.0%
AMETEK, Inc.	3.8%

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)
COMMON STOCKS — 97.9%	Shares	Value

Consumer Discretionary - 15.3%
Education Services - 2.5%
DeVry, Inc.	5,500	$296,175

Specialty Retail - 8.0%
O'Reilly Automotive, Inc.*	8,000	480,880
PetSmart, Inc.	10,800	489,240
		970,120
Textiles, Apparel & Luxury Goods - 4.8%
Coach, Inc.	9,000	572,940

Consumer Staples - 2.8%
Household Products -2.8%
Clorox Co. (The)	4,800	338,304

Energy - 2.0%
Energy Equipment & Services - 1.0%
FMC Technologies, Inc.*	2,800	124,964

Oil, Gas & Consumable Fuels - 1.0%
Forest Oil Corp.*	1,300	38,870
Whiting Petroleum Corp.*	1,200	80,520
		119,390
Financials - 8.4%
Capital Markets - 8.4%
Federated Investors, Inc. - Class B	15,000	384,450
State Street Corp.	4,200	192,234
T. Rowe Price Group, Inc.	7,000	443,100
		1,019,784
Health Care - 20.0%
Health Care Equipment & Supplies - 7.7%
C.R. Bard, Inc.	4,700	525,366
DENTSPLY International, Inc.	2,900	113,796
ResMed, Inc.*	8,800	283,360
		922,522
Health Care Services - 4.4%
Express Scripts, Inc.*	4,500	268,020
Medco Health Solutions, Inc.*	4,300	257,398
		525,418
Life Sciences Tools & Services - 7.9%
Mettler-Toledo International, Inc.*	3,000	502,110
PAREXEL International Corp.*	14,900	375,033
Techne Corp.	1,000	81,500
		958,643
Industrials - 18.3%
Air Freight & Logistics - 3.3%
Expeditors International of Washington, Inc.	7,500	396,150

Commercial Services - 3.0%
Stericycle, Inc.*	4,000	356,360

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.9% (Continued)	Shares	Value

Industrials - 18.3% (Continued)
Electrical Equipment - 3.8%
AMETEK, Inc.	10,600	$460,994

Machinery - 8.2%
Gardner Denver, Inc.	6,600	552,948
IDEX Corp.	9,700	439,798
		992,746
Information Technology - 25.0%
Semiconductors & Semiconductor Equipment - 6.0%
Linear Technology Corp.	7,300	252,507
Microchip Technology, Inc.	7,300	288,569
Silicon Laboratories, Inc.*	4,100	176,218
		717,294
Software - 19.0%
Adobe Systems, Inc.*	6,000	207,780
Factset Research Systems, Inc.	3,300	365,838
Informatica Corp.*	10,300	604,198
MICROS Systems, Inc.*	9,500	485,070
Nuance Communications, Inc.*	23,500	516,060
Rovi Corp.*	2,000	115,920
		2,294,866
Materials - 6.1%
Specialty Chemicals - 6.1%
Ecolab, Inc.	7,400	406,112
Sigma-Aldrich Corp.	4,700	330,363
		736,475

Total Common Stocks (Cost $9,095,674)		$11,803,145

MONEY MARKET FUNDS — 2.6%	Shares	Value

Fidelity Institutional Money Market Portfolio - Class I, 0.16%(a) (Cost $309,607)	309,607	$309,607

Total Investments at Value — 100.5% (Cost $9,405,281)		$12,112,752

Liabilities in Excess of Other Assets — (0.5%)		(61,802)

Net Assets — 100.0%		$12,050,950

* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of May 31, 2011.

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2011 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$9,405,281
At value (Note 2)	$12,112,752
Dividends receivable	8,202
Receivable from Adviser (Note 4)	5,076
Receivable for capital shares sold	12,470
Other assets	27,074
Total assets	12,165,574

LIABILITIES
Payable for investment securities purchased	102,849
Payable to administrator (Note 4)	5,160
Other accrued expenses	6,615
Total liabilities	114,624

NET ASSETS	$12,050,950

NET ASSETS CONSIST OF:
Paid-in capital	$9,372,041
Accumulated net investment loss	(21,968)
Accumulated net realized losses from security transactions	(6,594)
Net unrealized appreciation on investments	2,707,471

NET ASSETS	$12,050,950

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	891,593

Net asset value, offering price and redemption price per share	$13.52

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2011 (Unaudited)

INVESTMENT INCOME
Dividend income	$44,872

EXPENSES
Investment advisory fees (Note 4)	53,472
Professional fees	20,682
Fund accounting fees (Note 4)	12,817
Administration fees (Note 4)	9,900
Insurance expense	9,084
Registration fees	7,905
Transfer agent fees (Note 4)	7,500
Custody and bank service fees	4,821
Postage and supplies	2,500
Trustees' fees and expenses (Note 4)	2,394
Other expenses	7,833
Total expenses	138,908
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(72,068)
Net expenses	66,840

NET INVESTMENT LOSS	(21,968)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions	(6,594)
Net change in unrealized appreciation/depreciation on investments	1,547,199
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,540,605

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,518,637

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
	Six Months
	Ended	Period
	May 31,	Ended
	2011	November 30,
	(Unaudited)	2010 (a)
FROM OPERATIONS
Net investment loss	$(21,968)	$(11,303)
Net realized gains (losses) from security transactions	(6,594)	9,706
Net change in unrealized appreciation/depreciation on investments	1,547,199	1,057,584
Net increase in net assets from operations	1,518,637	1,055,987

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,555,385	8,026,644
Payments for shares redeemed	(175,619)	(30,084)
Net increase in net assets from capital share transactions	1,379,766	7,996,560

TOTAL INCREASE IN NET ASSETS	2,898,403	9,052,547

NET ASSETS
Beginning of period	9,152,547	100,000
End of period	$12,050,950	$9,152,547

ACCUMULATED NET INVESTMENT LOSS	$(21,968)	$-

CAPITAL SHARE ACTIVITY
Shares sold	122,232	776,207
Shares redeemed	(14,004)	(2,842)
Net increase in shares outstanding	108,228	773,365
Shares outstanding at beginning of period	783,365	10,000
Shares outstanding at end of period	891,593	783,365

(a) Represents the period from the commencement of operations (March 8, 2010) through November 30, 2010.

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months			Period
	Ended			Ended
	May 31, 2011			November 30,
	(Unaudited)			2010 (a)

Net asset value at beginning of period	$11.68			$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)			(0.01)
Net realized and unrealized gains on investments	1.86			1.69
Total from investment operations	1.84			1.68

Net asset value at end of period	$13.52			$11.68

Total return (b)	15.75%		(c)	16.80%		(c)

Net assets at end of period	$12,050,950			$9,152,547

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.59%		(e)	3.03%		(e)

Ratio of net expenses to average net assets (d)	1.25%		(e)	1.25%		(e)

Ratio of net investment loss to average net assets (d)	(0.41%	)	(e)	(0.25%	)	(e)

Portfolio turnover rate	1%		(c)	2%		(c)

(a)	Represents the period from the commencement of operations (March 8, 2010) through November 30, 2010.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

(e)	Annualized.

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited)

1.  Organization

Papp Small & Mid-Cap Growth Fund (the “Fund”) is a diversified series of Papp Investment Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated November 12, 2009. On February 16, 2010, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to a shareholder who is a Trustee of the Trust and a partner of L. Roy Papp & Associates, LLP (the “Adviser”), the investment advisor to the Fund.  The Fund commenced operations on March 8, 2010.

The investment objective of the Fund is long-term capital growth.

2.  Significant Accounting Policies

The following is a summary of the Fund's significant accounting policies.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund’s portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Debt securities are valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks	$11,803,145	$-	$-	$11,803,145
Money Market Funds	309,607	-	-	309,607
Total	$12,112,752	$-	$-	$12,112,752

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the six months ended May 31, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended May 31, 2011.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding.  The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.  Other non-cash dividends are recognized as investment income at the fair value of the property received.

Security transactions – Security transactions are accounted for on the trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends and distributions to shareholders are recorded on the ex-dividend date.  There were no distributions paid to shareholders during the periods ended May 31, 2011 and November 30, 2010.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes is required.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2011:

Tax cost of portfolio investments	$9,405,281
Gross unrealized appreciation	$2,785,792
Gross unrealized depreciation	(78,321)
Net unrealized appreciation	2,707,471
Accumulated ordinary loss	(21,968)
Other losses	(6,594)
Accumulated earnings	$2,678,909

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions taken on Federal income tax returns for the previous and current tax years and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.  Investment Transactions

During the six months ended May 31, 2011, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $1,409,146 and $77,021, respectively.

4.  Transactions with Affiliates

Certain Trustees and officers of the Trust are directors and officers of the Adviser or of Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. For its services, the Fund pays the Adviser an advisory fee, computed daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees and to reimburse the Fund’s operating expenses to the extent necessary so that the Fund’s annual ordinary operating expenses do not exceed an amount equal to 1.25% of its average daily net assets.  This Expense Limitation Agreement remains in effect until at least March 8, 2013.  During the six months ended May 31, 2011, the Adviser did not collect any of its investment advisory fees of $53,472 and reimbursed other operating expenses totaling $18,596.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Expense Limitation Agreement permits the Adviser to recover fee reductions and expense reimbursements on behalf of the Fund, but only for a period of three years after such reduction or reimbursement and only if such recovery will not cause the Fund’s expense ratio to exceed the annual rate of 1.25%.  As of May 31, 2011, the Adviser may in the future recover fee reductions and expense reimbursements totaling $153,131.  The Adviser may recover a portion of this amount no later than the dates as stated below:

November 30, 2013	May 31, 2014
$81,063	$72,068

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides internal regulatory compliance services and executive and administrative services for the Fund.  Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees.  For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund’s average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month.  The fee payable to Ultimus is discounted by 20% during the first year of the Fund’s operations and 15% during the second year of operations, or until such time as the Fund’s net assets reach $20 million, but in no event later than two years from the date of commencement of operations.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund.  For these services, the Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the Fund’s average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million.  In addition, the Fund pays all costs of external pricing services.  The fee payable to Ultimus is discounted by 20% during the first year of the Fund’s operations and 15% during the second year of operations, or until such time as the Fund’s net assets reach $20 million, but in no event later than two years from the date of commencement of operations.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.  For these services, Ultimus receives from the Fund an annual fee of $20 per shareholder account, subject to a monthly minimum fee.  The minimum monthly fee is $1,500 if the Fund has 100 or more shareholder accounts; $1,250 if the Fund has between 25 and 100 shareholder accounts; and $1,000 if the Fund has 25 or less shareholder accounts.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, the Distributor serves as principal underwriter to the Fund.  The Distributor is a wholly-owned subsidiary of Ultimus.  The Distributor receives annual compensation of $6,000 for such services.  The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

PLAN OF DISTRIBUTION
The Trust has adopted a plan of distribution (the “Plan”) pursuant to which the Fund may incur certain expenses related to the distribution of its shares.  The annual limitation of payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets.  The Board of Trustees has not authorized the payment of any fees pursuant to the Plan until at least April 1, 2012.

TRUSTEE COMPENSATION
Each Trustee who is not an interested person of the Trust (“Independent Trustees”) receives from the Fund a fee of $250 for each Board meeting attended.

5.  Contingencies and Commitments

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

6.  Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

7.  New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.”  ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards.  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively.  Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

PAPP SMALL & MID-CAP GROWTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2010) and held until the end of the period (May 31, 2011).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

PAPP SMALL & MID-CAP GROWTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$ 1,157.50	$6.72
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.70	$6.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-370-7277, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-877-370-7277, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  These filings are available upon request by calling 1-877-370-7277.  Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov.  The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Papp Investment Trust

By (Signature and Title)*		/s/ L. Roy Papp
L. Roy Papp, Chairman and President

Date	July 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ L. Roy Papp
L. Roy Papp, Chairman and President

Date	July 21, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	July 21, 2011

* Print the name and title of each signing officer under his or her signature.